RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012 Continental Resources Group	May 04, 2011 Notes Payable Related Party	Feb. 28, 2011 Notes Payable Related Party	Jun. 30, 2012 Barry Honig, Director and CEO	Jun. 30, 2012 Barry Honig Family Members
Debt									$ 2,250,000
Extension of Credit Description									As consideration for the extension of credit pursuant to the Credit Facility Agreement, the Borrowers are obligated to pay a fee equal to 15% of the initial loan commitment of $4.5 million of which Sheldon Finkel, shall receive a pro-rata portion (1/3).
Shares Series A Preferred Stock issued									750,000
Notes converted to shares, value								1,688,250
Notes converted to shares, shares								1,500,000
Note payable - related party, net of debt discount	510,832	561,750		561,750		510,832
Shares of Contiental										6,049,126	3,685,000
Continental's ownership in Pershing										29.65%
Shares issued for payment of Continental's accrued legal fees							250,000
Issuance of common stock for payment of Continental's accrued legal fees		170,614		170,614			170,614
Payments for Continental's accounting fees							40,150
Distribution to former parent company		517,949		517,949			558,099
Due from equity method investor (former Parent Company)	$ 347,335					$ 347,335